Fair Value Measurements (Details 2) - Recurring - Significant Unobservable Inputs (Level 3) - Fair Value - Mortgage servicing rights	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Quantitative Information
Weighted average constant prepayment rate (as a percent)	9.73%	10.68%
Weighted average note rate (as a percent)	3.85%	3.85%
Weighted average discount rate (as a percent)	10.09%	9.69%
Weighted average expected life (in years)	5 years 10 months 24 days	5 years 7 months 6 days
Valuation Technique	Discounted cash flows